Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BSAX (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 EUR (€)
BSAX [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 65